Additional Financial Statement Information - Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Prepaid expenses and other current assets
Prepaid expenses	$ 4,168	$ 1,153
Advances to suppliers	1,801	829
Other current assets	736	713
Total	$ 6,705	$ 2,695